Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Parentheticals) - USD ($)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Statement of Stockholders' Equity [Abstract]
Net of income taxes	$ 0	$ 0	$ 0	$ 0